SUBSIDIARIES (Details Textual) - La Parrilla [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Net carrying value of disposal group		$ 56.4
Proportion of ownership interest in subsidiary	100.00%